Capital adequacy - Credit risk by PD grade (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Sep. 29, 2022	Dec. 31, 2020	Mar. 16, 2020	Mar. 15, 2020
Disclosure of credit risk exposure
Capital conservation buffer	2.50%
Capital base requirement	3.00%
Leverage ratio	9.30%		5.80%
Sweden
Disclosure of credit risk exposure
Countercyclical buffer	0.00%	1.00%		0.00%	2.50%
Parent Company
Disclosure of credit risk exposure
EAD	kr 356,536		kr 342,561
Capital conservation buffer	2.50%		2.50%
Countercyclical buffer	0.00%		0.00%
Leverage ratio	9.30%		5.80%
Parent Company | AAA to AA- | Central governments
Disclosure of credit risk exposure
EAD	kr 191,669		kr 186,722
Parent Company | AAA to AA- | Financial institutions
Disclosure of credit risk exposure
EAD	18,176		12,742
Parent Company | AAA to AA- | Corporates
Disclosure of credit risk exposure
EAD	2,562		2,302
Parent Company | A+ to A- | Central governments
Disclosure of credit risk exposure
EAD	4,587		5,287
Parent Company | A+ to A- | Financial institutions
Disclosure of credit risk exposure
EAD	21,637		15,896
Parent Company | A+ to A- | Corporates
Disclosure of credit risk exposure
EAD	16,286		17,929
Parent Company | BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure
EAD	1,225		1,984
Parent Company | BBB+ to BBB- | Corporates
Disclosure of credit risk exposure
EAD	67,509		69,263
Parent Company | BB+ to B- | Central governments
Disclosure of credit risk exposure
EAD			68
Parent Company | BB+ to B- | Financial institutions
Disclosure of credit risk exposure
EAD	43		39
Parent Company | BB+ to B- | Corporates
Disclosure of credit risk exposure
EAD	23,810		24,063
Parent Company | CCC to D | Corporates
Disclosure of credit risk exposure
EAD	kr 22		kr 12
Parent Company | Sweden
Disclosure of credit risk exposure
Capital requirement exposure	68.00%		70.00%
Parent Company | Foreign countries
Disclosure of credit risk exposure
Countercyclical buffer	0.03%		0.03%
Parent Company | Standardized approach | Operational risk
Disclosure of credit risk exposure
Fiscal years for each business area to calculate income indicators	3 years
Parent Company | Minimum | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.003%		0.003%
Parent Company | Minimum | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.01%		0.01%
Parent Company | Minimum | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.02%		0.02%
Parent Company | Minimum | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.06%		0.06%
Parent Company | Minimum | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure
PD in %	0.12%		0.12%
Parent Company | Minimum | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.16%		0.16%
Parent Company | Minimum | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	0.54%		0.54%
Parent Company | Minimum | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.50%		0.50%
Parent Company | Minimum | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	44.36%		27.27%
Parent Company | Minimum | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	28.91%		28.91%
Parent Company | Minimum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	15.00%
Parent Company | Maximum | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.01%		0.01%
Parent Company | Maximum | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.04%		0.04%
Parent Company | Maximum | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.07%		0.07%
Parent Company | Maximum | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.11%		0.11%
Parent Company | Maximum | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure
PD in %	0.32%		0.32%
Parent Company | Maximum | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.32%		0.32%
Parent Company | Maximum | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	6.80%		6.80%
Parent Company | Maximum | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	8.27%		8.27%
Parent Company | Maximum | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	100.00%		100.00%
Parent Company | Maximum | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	100.00%		100.00%
Parent Company | Maximum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	18.00%
Parent Company | Average | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.004%		0.004%
Average LGD in %	45.00%		45.00%
Average risk weight in %	4.60%		4.60%
Parent Company | Average | AAA to AA- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.04%		0.04%
Average LGD in %	35.70%		36.70%
Average risk weight in %	17.60%		17.30%
Parent Company | Average | AAA to AA- | Corporates
Disclosure of credit risk exposure
PD in %	0.04%		0.03%
Average LGD in %	45.00%		45.00%
Average risk weight in %	19.20%		19.40%
Parent Company | Average | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.05%		0.05%
Average LGD in %	45.00%		45.00%
Average risk weight in %	20.30%		20.00%
Parent Company | Average | A+ to A- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.07%		0.07%
Average LGD in %	32.80%		35.70%
Average risk weight in %	22.00%		22.10%
Parent Company | Average | A+ to A- | Corporates
Disclosure of credit risk exposure
PD in %	0.09%		0.09%
Average LGD in %	45.00%		45.00%
Average risk weight in %	30.00%		30.60%
Parent Company | Average | BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.25%		0.18%
Average LGD in %	45.00%		45.00%
Average risk weight in %	67.90%		50.30%
Parent Company | Average | BBB+ to BBB- | Corporates
Disclosure of credit risk exposure
PD in %	0.24%		0.23%
Average LGD in %	45.00%		45.00%
Average risk weight in %	49.90%		49.40%
Parent Company | Average | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %			4.14%
Average LGD in %			45.00%
Average risk weight in %			149.50%
Parent Company | Average | BB+ to B- | Financial institutions
Disclosure of credit risk exposure
PD in %	1.16%		0.76%
Average LGD in %	45.00%		45.00%
Average risk weight in %	129.30%		131.50%
Parent Company | Average | BB+ to B- | Corporates
Disclosure of credit risk exposure
PD in %	0.74%		1.02%
Average LGD in %	45.00%		45.00%
Average risk weight in %	85.40%		86.60%
Parent Company | Average | CCC to D | Corporates
Disclosure of credit risk exposure
PD in %	89.43%		28.90%
Average LGD in %	45.00%		45.00%
Average risk weight in %	39.20%		263.70%